OPERATING EXPENSES - Schedule of Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	$ 63,003	$ 41,897	$ 35,331
Total technology expenses	24,789	13,949	10,287
Total general and administrative expenses	32,169	27,645	24,291
People costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	32,729	25,838	22,334
Total technology expenses	12,831	9,543	7,541
Total general and administrative expenses	13,528	13,108	10,802
Employees' bonuses related to acquisition (Note 5)
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	2,263	0	368
Total technology expenses	1,251	0	0
Restructuring costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	399	0	0
Total general and administrative expenses	63	0	0
External marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	11,476	6,564	6,083
External content
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	3,245	3,195	3,666
Amortization of acquired intangible assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	7,241	3,301	521
Total technology expenses	2,031	1,278	885
Amortization of acquired technology and software
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	3,320	0	0
Share-based payment expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,411	931	359
Total technology expenses	318	183	42
Total general and administrative expenses	5,208	3,839	3,386
Legal and consultancy fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	5,479	3,771	4,096
Secondary offering related costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	0	0	733
Acquisition related costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	1,482	2,151	821
Employees’ bonuses related to offering
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	0	0	201
Insurance
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	433	417	581
Short-term leases
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	83	317	567
Amortization of right-of-use assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	1,221	847	436
Depreciation of property and equipment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	606	376	246
Software and subscriptions
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	2,372	785	855
Total technology expenses	2,397	1,569	1,131
Total general and administrative expenses	1,937	1,240	959
Hosting costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	1,143	437	307
Hosting and website content
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	588	526	647
Consultancy fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	1,054	559	14
Other
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,279	757	498
Total technology expenses	444	380	367
Total general and administrative expenses	$ 2,129	$ 1,579	$ 1,463